DWS Government and Agency Securities Portfolio Annual Fund Operating Expenses - DWS Gov and Agcy Money Fund [Member] - DWS Government and Agency Securities Portfolio - DWS Government and Agency Money Fund
Jul. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.20%